UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	32.76%
Industrial	15.38
Consumer, Non-cyclical	12.78
Consumer, Cyclical	11.94
Utilities	6.86
Basic Materials	5.56
Communications	4.81
Energy	4.67
Technology	4.03
Government Money Market Mutual Funds	0.19
Short Term Investments	1.02
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 849.60	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Investor Class
Actual	$1,000.00	$ 848.80	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.76
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.52%
39,667	CF Industries Holdings Inc	$ 3,400,652
76,365	Cleveland-Cliffs Inc(a)	1,173,730
38,372	DuPont de Nemours Inc	2,132,716
115,972	Freeport-McMoRan Inc	3,393,341
101,845	Huntsman Corp	2,887,306
20,990	International Flavors & Fragrances Inc	2,500,329
130,545	International Paper Co	5,460,697
71,061	Mosaic Co	3,356,211
7,110	NewMarket Corp	2,139,825
33,046	Nucor Corp	3,450,333
33,686	Steel Dynamics Inc	2,228,329
23,413	United States Steel Corp	419,327
		32,542,796
Communications — 4.77%
6,080	Chewy Inc Class A(a)(b)	211,098
45,234	Corning Inc	1,425,323
46,857	Liberty Broadband Corp Class C(a)	5,418,544
76,792	Liberty Global PLC Class C(a)	1,696,335
277,352	News Corp Class A	4,321,144
26,795	Nexstar Media Group Inc Class A	4,364,370
71,816	NortonLifeLock Inc	1,577,080
25,230	Okta Inc(a)	2,280,792
471	Palo Alto Networks Inc(a)	232,646
20,794	Sirius XM Holdings Inc(b)	127,467
53,834	TripAdvisor Inc(a)	958,245
32,898	VeriSign Inc(a)	5,504,822
		28,117,866
Consumer, Cyclical — 11.85%
1,446	Advance Auto Parts Inc	250,288
40,770	AMC Entertainment Holdings Inc Class A(a)(b)	552,434
42,643	AutoNation Inc(a)	4,765,782
2,262	AutoZone Inc(a)	4,861,309
40,164	Boyd Gaming Corp	1,998,159
77,190	Capri Holdings Ltd(a)	3,165,562
25,560	Casey's General Stores Inc	4,728,089
62,930	Copa Holdings SA Class A(a)	3,987,874
31,740	Dolby Laboratories Inc Class A	2,271,314
7,787	Dollar Tree Inc(a)	1,213,604
157,591	Ford Motor Co	1,753,988
5,703	GameStop Corp Class A(a)(b)	697,477
129,140	General Motors Co(a)	4,101,486
66,748	Harley-Davidson Inc	2,113,242
12,493	Hilton Worldwide Holdings Inc	1,392,220
53,379	Hyatt Hotels Corp Class A(a)	3,945,242
52,007	Live Nation Entertainment Inc(a)	4,294,738
113,669	LKQ Corp(a)	5,580,011
2,304	Marriott International Inc Class A	313,367
11,841	Marriott Vacations Worldwide Corp	1,375,924
26,740	PACCAR Inc	2,201,772
Shares		Fair Value
Consumer, Cyclical — (continued)
40,873	Penske Automotive Group Inc	$ 4,278,994
16,056	Ralph Lauren Corp	1,439,420
30,493	Whirlpool Corp(b)	4,722,451
51,600	Wyndham Hotels & Resorts Inc	3,391,152
4,155	Yum! Brands Inc	471,634
		69,867,533
Consumer, Non-Cyclical — 12.68%
4,640	Albertsons Cos Inc Class A	123,981
45,190	Archer-Daniels-Midland Co	3,506,744
1,100	Avis Budget Group Inc(a)	161,788
29,589	Biogen Inc(a)	6,034,381
17,069	BioMarin Pharmaceutical Inc(a)	1,414,508
21,680	Bright Horizons Family Solutions Inc(a)	1,832,394
58,261	Campbell Soup Co	2,799,441
21,565	Centene Corp(a)	1,824,615
1,359	Chemed Corp	637,901
27,277	Darling Ingredients Inc(a)	1,631,165
15,394	Elanco Animal Health Inc(a)	302,184
122,857	Envista Holdings Corp(a)	4,734,909
37,501	Exelixis Inc(a)	780,771
17,996	Gartner Inc(a)	4,351,973
73,755	Gilead Sciences Inc	4,558,796
23,067	Grand Canyon Education Inc(a)	2,172,681
52,506	Horizon Therapeutics PLC(a)	4,187,879
19,019	Incyte Corp(a)	1,444,873
1,938	Kimberly-Clark Corp	261,921
10,956	Kroger Co	518,547
25,510	ManpowerGroup Inc	1,949,219
17,933	Molina Healthcare Inc(a)	5,014,246
117,477	Perrigo Co PLC	4,766,042
118,299	QIAGEN NV(a)	5,583,713
5,291	QuidelOrtho Corp(a)	514,179
59,927	Reynolds Consumer Products Inc	1,634,209
9,411	Service Corp International	650,488
34,672	Syneos Health Inc(a)	2,485,289
9,071	Teleflex Inc	2,230,105
7,743	United Rentals Inc(a)	1,880,852
47,510	Universal Health Services Inc Class B	4,784,732
		74,774,526
Energy — 4.63%
23,307	APA Corp	813,414
4,367	Cheniere Energy Inc	580,942
2,486	ConocoPhillips	223,268
19,948	DT Midstream Inc	977,851
55,954	First Solar Inc(a)	3,812,146
37,751	Halliburton Co	1,183,871
242,694	Kinder Morgan Inc	4,067,551
148,195	Marathon Oil Corp	3,331,424
29,769	Marathon Petroleum Corp	2,447,310
101,802	ONEOK Inc	5,650,011
3,471	Phillips 66	284,587
8,874	Pioneer Natural Resources Co	1,979,612

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
54,754	Schlumberger NV	$ 1,958,003
		27,309,990
Financial — 32.52%
11,357	American Financial Group Inc	1,576,465
1,888	American International Group Inc	96,533
393	Ameriprise Financial Inc	93,408
856,147	Annaly Capital Management Inc REIT	5,059,829
6,251	Arch Capital Group Ltd(a)	284,358
4,343	Axis Capital Holdings Ltd	247,942
174,956	Bank of New York Mellon Corp	7,297,415
21,157	Bank OZK	794,022
14,617	Berkshire Hathaway Inc Class B(a)	3,990,733
173,355	Brixmor Property Group Inc REIT	3,503,505
43,228	Camden Property Trust REIT	5,813,301
26,052	Capital One Financial Corp	2,714,358
15,904	Cboe Global Markets Inc	1,800,174
22,229	Charles Schwab Corp	1,404,428
25,339	CNA Financial Corp(a)	1,137,721
116,595	CubeSmart REIT	4,980,938
69,366	East West Bancorp Inc	4,494,917
69,113	EPR Properties REIT	3,243,473
188,656	Equitable Holdings Inc	4,918,262
52,478	Equity LifeStyle Properties Inc REIT	3,698,125
2,578	Equity Residential REIT	186,183
8,457	Essex Property Trust Inc REIT	2,211,590
7,553	Evercore Inc Class A	707,036
18,659	Extra Space Storage Inc REIT	3,174,269
18,154	First Hawaiian Inc	412,277
105,408	First Industrial Realty Trust Inc REIT	5,004,772
239,430	FNB Corp	2,600,210
55,324	Globe Life Inc	5,392,430
13,610	Hanover Insurance Group Inc	1,990,463
154,921	Healthpeak Properties Inc REIT	4,014,003
243,298	Host Hotels & Resorts Inc REIT	3,814,913
22,529	Interactive Brokers Group Inc Class A	1,239,320
29,428	Intercontinental Exchange Inc	2,767,409
107,696	Jefferies Financial Group Inc	2,974,564
135,557	KeyCorp	2,335,647
48,214	Life Storage Inc REIT	5,383,575
104,157	Lincoln National Corp	4,871,423
36,246	Mid-America Apartment Communities Inc REIT	6,331,089
151,563	New Residential Investment Corp REIT	1,412,567
34,664	Northern Trust Corp	3,344,383
163,262	PacWest Bancorp	4,352,565
287,736	Park Hotels & Resorts Inc REIT	3,904,578
65,090	Pinnacle Financial Partners Inc	4,706,658
21,065	Raymond James Financial Inc	1,883,422
35,184	Reinsurance Group of America Inc	4,126,731
Shares		Fair Value
Financial — (continued)
76,424	Rexford Industrial Realty Inc REIT	$ 4,401,258
17,212	SBA Communications Corp REIT	5,508,701
46,423	SEI Investments Co	2,507,771
8,173	Signature Bank	1,464,683
42,176	State Street Corp	2,600,150
87,749	Stifel Financial Corp	4,915,699
187,838	STORE Capital Corp REIT	4,898,815
197,698	Synchrony Financial	5,460,419
89,412	Ventas Inc REIT	4,598,459
73,943	Voya Financial Inc(b)	4,401,827
38,636	W R Berkley Corp	2,637,293
59,875	Webster Financial Corp	2,523,731
278,717	Western Union Co	4,590,469
60,982	Wintrust Financial Corp	4,887,707
		191,688,966
Industrial — 15.26%
80,051	AECOM	5,220,926
3,779	Agilent Technologies Inc	448,832
52,280	AMETEK Inc	5,745,049
69,206	Avnet Inc	2,967,553
28,200	Crane Holdings Co	2,469,192
149,164	CSX Corp	4,334,706
5,314	Eagle Materials Inc	584,221
75,454	Enovis Corp(a)	4,149,970
15,227	Esab Corp	666,181
44,502	Garmin Ltd	4,372,322
17,447	Gates Industrial Corp PLC(a)	188,602
126,471	Hayward Holdings Inc(a)	1,819,918
157,288	Howmet Aerospace Inc	4,946,708
109,001	Knight-Swift Transportation Holdings Inc	5,045,656
21,811	Lennox International Inc	4,505,934
61,901	MasTec Inc(a)	4,435,826
11,222	Norfolk Southern Corp	2,550,648
34,278	nVent Electric PLC	1,073,930
100,979	Otis Worldwide Corp	7,136,186
31,752	Packaging Corp of America	4,365,900
10,704	Parker-Hannifin Corp	2,633,719
110,774	Pentair PLC	5,070,126
28,550	Republic Services Inc	3,736,339
15,035	Teledyne Technologies Inc(a)	5,639,779
67,836	Textron Inc	4,142,745
43,316	Westrock Co	1,725,709
		89,976,677
Technology — 4.00%
55,322	Dell Technologies Inc Class C	2,556,430
85,016	DXC Technology Co(a)	2,576,835
38,477	Genpact Ltd	1,629,886
342,951	Hewlett Packard Enterprise Co	4,547,530
28,383	Manhattan Associates Inc(a)	3,252,692
12,588	Micron Technology Inc	695,865
6,769	NCR Corp(a)	210,583
31,812	ON Semiconductor Corp(a)	1,600,462

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
6,918	Oracle Corp	$ 483,361
7,519	Paycom Software Inc(a)	2,106,222
386	Synopsys Inc(a)	117,228
20,023	Take-Two Interactive Software Inc(a)	2,453,418
8,608	Teradata Corp(a)	318,582
9,294	VMware Inc Class A	1,059,330
		23,608,424
Utilities — 6.81%
43,689	Ameren Corp	3,947,738
208,087	CenterPoint Energy Inc	6,155,213
96,982	CMS Energy Corp	6,546,285
2,916	Consolidated Edison Inc	277,312
45,640	DTE Energy Co	5,784,870
87,522	Eversource Energy	7,392,983
42,961	Exelon Corp	1,946,993
5,944	National Fuel Gas Co	392,601
17,139	OGE Energy Corp	660,880
6,109	WEC Energy Group Inc	614,810
90,511	Xcel Energy Inc	6,404,558
		40,124,243
TOTAL COMMON STOCK — 98.04% (Cost $643,482,588)		$578,011,021
GOVERNMENT MONEY MARKET MUTUAL FUNDS
200,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 1.46%(d)	200,000
200,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 1.38%(d)	200,000
700,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(c), 1.38%(d)	700,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.19% (Cost $1,100,000)		$ 1,100,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.01%
$1,674,155	Undivided interest of 1.54% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $1,674,155 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(c)	$ 1,674,155
1,674,155	Undivided interest of 1.55% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $1,674,155 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(c)	1,674,155
926,764	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $926,764 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(c)	926,764

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,674,155	Undivided interest of 3.29% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $1,674,155 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(c)	$ 1,674,155
TOTAL SHORT TERM INVESTMENTS — 1.01% (Cost $5,949,229)		$ 5,949,229
TOTAL INVESTMENTS — 99.24% (Cost $650,531,817)		$585,060,250
OTHER ASSETS & LIABILITIES, NET — 0.76%		$ 4,487,177
TOTAL NET ASSETS — 100.00%		$589,547,427
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	6	USD	1,360,800	September 2022	$12,224
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $6,812,514 of securities on loan)(a)	$579,111,021
Repurchase agreements, fair value(b)	5,949,229
Cash	10,777,036
Cash pledged on futures contracts	81,011
Dividends receivable	947,749
Subscriptions receivable	811,978
Total Assets	597,678,024
LIABILITIES:
Payable for director fees	7,369
Payable for other accrued fees	66,513
Payable for shareholder services fees	25,495
Payable to investment adviser	377,593
Payable upon return of securities loaned	7,049,229
Redemptions payable	591,078
Variation margin on futures contracts	13,320
Total Liabilities	8,130,597
NET ASSETS	$589,547,427
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,588,784
Paid-in capital in excess of par	607,397,675
Undistributed/accumulated deficit	(25,439,032)
NET ASSETS	$589,547,427
NET ASSETS BY CLASS
Investor Class	$90,194,188
Institutional Class	$499,353,239
CAPITAL STOCK:
Authorized
Investor Class	120,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	8,074,254
Institutional Class	67,813,582
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.17
Institutional Class	$7.36
(a) Cost of investments	$644,582,588
(b) Cost of repurchase agreements	$5,949,229
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Mid Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$4,196
Dividends	6,070,079
Total Income	6,074,275
EXPENSES:
Management fees	2,580,882
Shareholder services fees – Investor Class	172,235
Audit and tax fees	15,056
Custodian fees	16,761
Director's fees	16,274
Legal fees	2,432
Pricing fees	250
Registration fees	35,378
Shareholder report fees	13,219
Transfer agent fees	5,524
Other fees	5,399
Total Expenses	2,863,410
Less amount waived by investment adviser	49,159
Net Expenses	2,814,251
NET INVESTMENT INCOME	3,260,024
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	29,652,361
Net realized gain on futures contracts	555,599
Net Realized Gain	30,207,960
Net change in unrealized depreciation on investments	(134,696,941)
Net change in unrealized appreciation on futures contracts	5,949
Net Change in Unrealized Depreciation	(134,690,992)
Net Realized and Unrealized Loss	(104,483,032)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,223,008)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Mid Cap Value Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$3,260,024	$8,947,938
Net realized gain	30,207,960	218,721,978
Net change in unrealized depreciation	(134,690,992)	(24,141,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,223,008)	203,528,581
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(20,204,695)
Institutional Class	(2,658,221)	(174,566,977)
From Net Investment Income and Net Realized Gains	(2,658,221)	(194,771,672)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,164,919	85,854,314
Institutional Class	45,713,604	101,615,582
Shares issued in reinvestment of distributions
Investor Class	-	20,204,695
Institutional Class	2,658,221	174,566,977
Shares redeemed
Investor Class	(23,584,108)	(153,829,676)
Institutional Class	(93,162,479)	(209,472,011)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(46,209,843)	18,939,881
Total Increase (Decrease) in Net Assets	(150,091,072)	27,696,790
NET ASSETS:
Beginning of Period	739,638,499	711,941,709
End of Period	$589,547,427	$739,638,499
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,810,316	5,936,315
Institutional Class	5,784,101	9,386,312
Shares issued in reinvestment of distributions
Investor Class	-	1,528,706
Institutional Class	365,140	19,919,648
Shares redeemed
Investor Class	(1,862,186)	(10,279,412)
Institutional Class	(10,991,944)	(19,591,045)
Net Increase (Decrease)	(4,894,573)	6,900,524
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$13.16	0.04	(2.03)	(1.99)	—	—	—	—	$11.17	(15.12%) (d)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (e)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00) (e)	(0.02)	$12.58	20.49%
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (e)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
12/31/2017	$12.49	0.10	1.99	2.09	—	(1.12)	(0.55)	(1.67)	$12.91	16.99%
Institutional Class
6/30/2022(Unaudited)	$ 8.71	0.04	(1.35)	(1.31)	—	(0.04)	—	(0.04)	$ 7.36	(15.04%) (d)
12/31/2021	$ 9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$ 8.71	30.73%
12/31/2020	$ 9.27	0.12	(0.13)	(0.01)	(0.00) (e)	(0.10)	(0.01)	(0.11)	$ 9.15	0.02%
12/31/2019	$ 7.78	0.13	1.48	1.61	—	(0.12)	(0.00) (e)	(0.12)	$ 9.27	20.80%
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (e)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
12/31/2017	$ 9.92	0.11	1.59	1.70	—	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 90,194	1.23% (g)	1.15% (g)	0.69% (g)	105% (d)
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
Institutional Class
06/30/2022(Unaudited)	$499,353	0.80% (g)	0.80% (g)	1.04% (g)	105% (d)
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Mid Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$654,013,538
Gross unrealized appreciation on investments	11,120,720
Gross unrealized depreciation on investments	(80,061,784)
Net unrealized depreciation on investments	$(68,941,064)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2022

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$12,224 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$555,599	Net change in unrealized appreciation on futures contracts	$5,949
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.78% of the Fund’s average daily net assets up to $1 billion dollars, 0.73% of the Fund’s average daily net assets over $1 billion dollars and 0.68% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$122,661	$80,175	$80,764	$49,159	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $695,973,439 and $753,213,840, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $6,812,514 and received collateral as reported on the Statement of Assets and Liabilities of $7,049,229 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Mid Cap Value Fund changed its name to the Empower Mid Cap Value Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of each class of the Fund for the three- and five-year periods ended December 31, 2021 were in the fifth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of each class of the Fund were in the first quintile of its respective performance universe for the one-year period ended December 31, 2021, exceeding the performance universe median. In addition, the annualized returns of the Fund’s Investor Class for the ten-year period ended December 31, 2021 exceeded the performance universe median and ranked in the third quintile. The Board also noted that each class outperformed its benchmark index for the one-year period ended December 31, 2021 and underperformed its benchmark index for each other period observed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel, including recent transitions, and its portfolio risk controls, among other things. The Board noted the information provided regarding the resources, research capabilities and investment philosophy. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector exposures on performance. In addition, the Board took into account GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class of the Fund was above its peer group median contractual management fee. In addition, the Board observed that the total annual operating expense ratio for each class was above the median expense ratio of its respective peer group, ranking in the fourth quintile in each case (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. With respect to GSAM, the Board noted that the Sub-Adviser provided its standard institutional account fee schedule for the mid cap value strategy, as disclosed in the firm’s Form ADV, which was higher than the fee charged to GWCM. The Board also noted the Sub-Adviser’s statement that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines and service level needs. In addition, the Board considered the Sub-Adviser’s statement that it believes the fees paid by GWCM are appropriate based on the foregoing factors and in light of the quality of services provided.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and the profitability information from GWCM and the Sub-Adviser.

With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee. The Board also reviewed the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was above that of the Fund’s peer group. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. Also relevant to the Board’s evaluation was the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022